Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements of Jason Partners Holdings Inc. and its subsidiaries (“the Company”) have been prepared in accordance with generally accepted accounting principles for interim financial reporting and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. The condensed consolidated balance sheet data as of December 31, 2013 was derived from the Company’s audited financial statements, but does not include all disclosures required by generally accepted accounting principles. For additional information, including the Company’s significant accounting policies, refer to the consolidated financial statements and related footnotes in the Company’s financial statements for the periods ended December 31, 2011, 2012 and 2013.

The Company’s year ends on December 31. Throughout the year, the Company reports its results using a fiscal calendar whereby each three month quarterly reporting period is approximately thirteen weeks in length, ending on a Friday. The exceptions are the first quarter, which begins on January 1, and the fourth quarter, which ends on December 31. For 2013, the Company’s fiscal quarters are comprised of the three months ended March 29, June 28, September 27 and December 31. In 2014, the Company’s fiscal quarters are comprised of the three months ended March 28, June 27, September 26 and December 31.

In the opinion of management, all adjustments considered necessary for a fair statement of financial results have been made. Such adjustments consist of only those of a normal recurring nature. Interim results are not necessarily indicative of the results that may be expected for the entire year ending December 31, 2014.

The Company made the decision to withdraw from the Morton multiemployer plan as of August 15, 2012. In connection with the withdrawal the Company recorded an expense of $3.4 million during the year ended December 31, 2012. This represented the estimated present value of the Company’s obligation to the plan as of that date. The withdrawal amount was finalized during 2013 and the Company reduced its liability by reversing expense of $0.7 million. This amount is included as a separate line item on the condensed consolidated statements of operations.

Principles of consolidation

The consolidated financial statements include the accounts of all wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated. Investments in partially owned affiliates are accounted for using the equity method when the Company’s interest is between 20% and 50% and the Company does not have a controlling interest, yet maintains significant influence.

Reclassifications

Reclassifications

The condensed consolidated statement of operations for the three and six months ended June 28, 2013 included herein reflects separately presented “Transaction-related expenses”, the total amounts of which had previously been included within “Selling and administrative expenses”. Such prior year amounts have been reclassified in the comparative periods presented to conform to the current period presentation. Transaction-related expenses were $1.0 million in both the three and six months ended June 28, 2013, and were $3.2 million and $4.8 million in 2014, respectively.

Recently issued accounting standards

Recently issued accounting standards

In April 2014, the Financial Accounting Standards Board (“FASB”) issued guidance changing the criteria for reporting discontinued operations. Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization’s operating and financial results. The new guidance also expanded the disclosures requirements about discontinued operations. The new guidance is effective for fiscal years and reporting periods beginning after December 15, 2014 with early adoption permitted. The impact of the adoption of this guidance on the Company’s condensed consolidated financial statements will depend on the Company’s future disposal activity.

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue From Contracts With Customers, that outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The ASU is based on the principle that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard. The ASU becomes effective for the Company at the beginning of its 2017 fiscal year; early adoption is not permitted. The Company is currently assessing the impact that this standard will have on its consolidated financial statements.

Recently issued accounting standards

In July 2012, the Financial Accounting Standards Board (“FASB”) issued amended guidance that simplifies how entities test indefinite-lived intangible assets other than goodwill for impairment. After an assessment of certain qualitative factors, if it is determined to be more likely than not that an indefinite-lived asset is impaired, entities must perform the quantitative impairment test. Otherwise, the quantitative test is optional. The amended guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued guidance designed to improve the transparency in reporting amounts that are reclassified out of accumulated other comprehensive income into net income. This new guidance will require presentation of the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income and a cross-reference to other disclosure currently required for the reclassification items. The amended guidance is effective for reporting periods beginning after December 15, 2012. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In March 2013, the FASB issued amended guidance for cumulative translation adjustments upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. These amendments provide guidance on releasing cumulative translation adjustments when a reporting entity ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. In addition, these amendments provide guidance on the release of cumulative translation adjustments in partial sales of equity method investments and in step acquisitions. The amendments are effective on a prospective basis for fiscal years and interim reporting periods within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2013, the FASB issued guidance designed to clarify the financial statement presentation requirements of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. This guidance is effective for reporting periods beginning after December 15, 2013, and is not expected to have a material impact on the Company’s consolidated financial statements.

Nature of business

Nature of business

Jason Partners Holdings Inc. and its subsidiaries (“the Company”), a subsidiary of Jason Partners Holdings LLC (“Jason LLC”), is a diversified industrial manufacturing company with four reportable segments: Seating, Acoustics, Finishing and Components. The segments have separate management teams and have operations within the United States and 14 foreign countries. Through these segments, the Company is the global or domestic leader in a number of product categories. The Company is the leading producer of seating for the motorcycle and off-road vehicle sectors, and the leading supplier of static seats to the commercial and residential lawn/turf sector. The Company is also the largest global producer of non-woven acoustical fiber insulation for the automotive sector and the leading global manufacturer of industrial consumables (brushes, buffing wheels and buffing compounds). The Company also manufactures precision components, expanded and perforated metal, and slip-resistant walking surfaces.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. At December 31, 2012 and 2013, book overdrafts of approximately $9.5 million and $8.6 million, respectively, are included in accounts payable within the accompanying consolidated balance sheets. These amounts are held in accounts in which the Company has no right of offset with other cash balances.

Inventories

Inventories

Inventories are comprised of material, direct labor and manufacturing overhead, and are valued at the lower of cost or market and adjusted for the value of inventory that is estimated to be excess, obsolete or otherwise unmarketable. The estimation of excess, obsolete and unmarketable inventory is based on a variety of factors, including material or product age, estimated usage and estimated market demand. The first-in, first-out (FIFO) method is used to determine cost for all of the Company’s inventories.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are stated at cost and are generally depreciated over the following estimated useful lives using the straight-line method:

Land improvements	20 years
Buildings and improvements	2 to 40 years
Machinery and equipment	7 to 10 years

Leasehold improvements are amortized over the lesser of the term of the respective leases and the useful life of the related improvement using the straight-line method. The Company uses accelerated depreciation methods for income tax purposes. Expenditures which substantially increase value or extend useful lives are capitalized. Expenditures for maintenance and repairs are charged to operations as incurred. The Company records gains and losses on the disposition or retirement of property, plant and equipment based on the net book value and any proceeds received.

Goodwill and other intangible assets

Goodwill and other intangible assets

Goodwill has been assigned to reporting units for purposes of impairment testing based upon the relative fair value of the asset to each reporting unit. Impairment of goodwill is measured according to a two-step approach. In the first step, the fair value of a reporting unit is compared to the carrying value of the reporting unit, including goodwill. If the carrying amount exceeds the fair value, the second step of the goodwill impairment test is performed to measure the amount of the impairment loss, if any. In the second step, the implied value of the goodwill is estimated as the fair value of the reporting unit less the fair value of all other tangible and identifiable intangible assets of the reporting unit. If the carrying amount of the goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an amount equal to that excess, not to exceed the carrying amount of the goodwill.

Goodwill is tested for impairment at least annually. The Company is subject to financial statement risk in the event that goodwill becomes impaired. No impairment of goodwill was recorded during the years ended December 31, 2011, 2012 or 2013. In each of the years presented, the fair value of goodwill for the Company’s reporting units significantly exceeds the respective carrying values.

Amortization is recorded for other intangible assets with determinable lives. These assets are amortized on a straight line basis over estimated useful lives as follows:

Patents	7 years
Customer relationships	14 to 15 years
Trademarks and other intangible assets	10 years

Investments in partially-owned affiliates

Investments in partially-owned affiliates

Investments in partially-owned affiliates include the investment amounts related to joint ventures located in China and Taiwan. These joint ventures are part of the Finishing segment and are accounted for on the equity method of accounting. The investment amounts include the original costs plus the Company’s share of earnings, less dividends paid. Equity income is presented separately on the consolidated statements of operations.

At December 31, 2013, the Company had agreed to terms to sell its interest in two of its joint ventures. As such, the investment value associated with these joint ventures in the amount of $8.2 million is included as a current asset on the consolidated balance sheet at December 31, 2013. During the years ended December 31, 2011, 2012 and 2013 equity income associated with these investments was $0.6 million, $1.3 million and $1.5 million, respectively. See Note 19 for further discussion of the sale subsequent to year-end.

Income taxes

Income taxes

The provision for income taxes includes Federal, state, local and foreign taxes on income. Deferred taxes are recorded for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities, and net operating loss and credit carryforwards available to offset future taxable income. Future tax benefits are recognized to the extent that realization for those benefits is considered to be more likely than not. A valuation allowance is provided for deferred tax assets when it is more likely than not that the Company will not realize the benefit of such assets. The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense.

Fair value of financial instruments

Fair value of financial instruments

The carrying amounts within the accompanying consolidated balance sheets for cash and cash equivalents, accounts receivable and accounts payable approximate fair value due to the short-term maturity of these instruments. As of December 31, 2013, the Company assessed the amounts recorded under revolving loans and long-term debt and determined that such amounts approximated fair value. As of December 31, 2012, the Company estimated the fair value of revolving loans and long-term debt to be approximately $207.2 million based on current market rates as of that date. The Company considers the inputs related to these estimations to be Level 2 fair value measurements.

Current accounting guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. It also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. In accordance with the guidance and the Company’s internal policy, fair value measurements are classified under the following hierarchy:

•	Level 1—Quoted prices for identical instruments in active markets.

•	Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

•	Level 3—Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation. A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

Foreign currency translation

Foreign currency translation

Assets and liabilities of the Company’s foreign subsidiaries, whose respective functional currencies are other than the U.S. dollar, are translated at year-end exchange rates while revenues and expenses are translated at average exchange rates. Resultant gains and losses are reflected as accumulated other comprehensive income within the accompanying consolidated statements of shareholders’ equity.

Comprehensive income

Comprehensive income

The changes in components of accumulated other comprehensive income (loss), net of income taxes, during the year ended December 31, 2013 include the following (in thousands):

	Employee retirement plan adjustments	Foreign currency translation adjustments	Total
Balance, December 31, 2011	$(2,174)	$(617)	$(2,791)

Other comprehensive income before reclassifications	974	(484)	490
Amounts reclassified from accumulated other comprehensive income	42	—	42

Total other comprehensive income (loss)	1,016	(484)	532

Balance, December 31, 2012	(1,158)	(1,101)	(2,259)
Other comprehensive income before reclassifications	683	1,731	2,414
Amounts reclassified from accumulated other comprehensive income	319	—	319

Total other comprehensive income (loss)	1,002	1,731	2,733

Balance, December 31, 2013	$(156)	$630	$474

The above employee retirement plan amounts reclassified from accumulated other comprehensive income into net income relate to the net amount of amortization of actuarial gains and losses. See Note 15 for further discussion of pension and postretirement amounts.

Pre-production costs related to long-term supply arrangements

Pre-production costs related to long-term supply arrangements

The Company’s policy for engineering, research and development, and other design and development costs related to products that will be sold under long-term supply arrangements requires such costs to be expensed as incurred. Costs for molds, dies, and other tools used to manufacture products that will be sold under long-term supply arrangements are capitalized if the Company has title to the assets or when customer reimbursement is assured.

Long-lived assets

Long-lived assets

Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable based upon an estimate of the related future undiscounted cash flows. When required, impairment losses on assets to be held and used are recognized based on the fair value of the asset as compared to its carrying value. Long-lived assets to be disposed of by sale are reported at the lower of carrying amount or fair value less cost to sell. The Company conducts its long-lived asset impairment reviews at the lowest level in which identifiable cash flows are largely independent of cash flows of other assets and liabilities, which is generally at the facility level.

Revenue recognition

Revenue recognition

Revenue is recognized from product sales at the time of shipment, reflecting the time that title and risks and rewards of ownership generally are transferred to the customer. Customer sales are recorded net of allowances for returns and discounts. The Company provides for an allowance for doubtful accounts based on historical experience and review of its existing receivables.

Shipping and handling fees and costs

Shipping and handling fees and costs

The Company classifies all amounts invoiced to customers related to shipping and handling as sales. Expenses for transportation of products to customers are recorded as a component of cost of goods sold.

Research and development costs

Research and development costs

Research and development costs consist of engineering and development resources and are expensed as incurred. Such costs incurred in the development of new products or significant improvements to existing products were $4.9 million, $4.5 million and $5.0 million during the years ended December 31, 2011, 2012 and 2013, respectively.

Net income per share

Net income per share

Basic net income per share available to common shareholders of the Company is calculated by dividing the net income available to the common shareholders by the weighted average number of common shares outstanding during the year. In calculating the net income available to common shareholders, accretion of preferred stock dividends and redemption premium are deducted from net income. There are no additional potential shares of common stock for the Company to consider for the diluted net income per share calculation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.